Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Schedule of Other Long-Term Liabilities

	2022	2021
Asset retirement obligations(a)	$15.9	$37.4
Other	48.6	22.3
Other long-term liabilities	64.5	59.7
Current portion of other long-term liabilities	(13.3)	(42.0)
Other long-term liabilities	$51.2	$17.7
(a)Asset retirement obligations:

Schedule of Change in Asset Retirement Obligation
Asset retirement obligations were assumed as part of the APR Energy acquisition and consist of the contractual requirement to demobilize the Company’s mobile power generation sites when there is a legal obligation associated with the demobilization and the fair value of the liability can be reasonably estimated.

Asset retirement obligations, December 31, 2020	$42.3
Liabilities acquired	7.8
Liabilities incurred	(5.0)
Provision reassessment	(7.9)
Accretion expense	0.2
Asset retirement obligations, December 31, 2021	37.4
Liabilities acquired	6.5
Liabilities incurred	(1.2)
Liabilities settled	(37.1)
Change in estimated cash flows	1.2
Provision reassessment	8.9
Accretion expense	0.2
Asset retirement obligations, December 31, 2022	$15.9